Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000
Previously Paid Amount	0.00
Total Fee Amount	229.65
Total Offset Amount	0.00
Net Fee	229.65
Narrative - Max Aggregate Offering Price	$ 1,500,000
Final Prospectus	true